INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	$ (5,864)	$ (5,851)
Net Income	(5)	(86)
Other Comprehensive Income	(107)	(314)	$ (260)
Other	(270)	159
Acquisitions/ Dispositions	(1,550)	228
Net deferred income tax liabilities	(7,796)	(5,864)	(5,851)
Deferred income tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	1,937	1,731
Net Income	275	208
Other Comprehensive Income	0	0
Other	(53)	(23)
Acquisitions/ Dispositions	3	21
Net deferred income tax liabilities	2,162	1,937	1,731
Deferred income tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	(7,801)	(7,582)
Net Income	(280)	(294)
Other Comprehensive Income	(107)	(314)
Other	(217)	182
Acquisitions/ Dispositions	(1,553)	207
Net deferred income tax liabilities	$ (9,958)	$ (7,801)	$ (7,582)